Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 71,401	$ 62,988
Pre-tax amortization expense	1,039
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Pre-tax amortization expense	$ 1,000	$ 500	$ 400